Financial Assets at Amortized Cost (Details) - Schedule of Bank’s Loan Portfolio - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Credit and Contingent Loans Exposure [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Bank’s Loan Portfolio [Line Items]
Loans and advances to Banks	$ 2,519,931	$ 2,174,792
Commercial loans
Loans to customers	20,030,044	20,308,745
Allowances Established [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Bank’s Loan Portfolio [Line Items]
Loans and advances to Banks	(1,341)	(1,641)
Commercial loans
Loans to customers	(259,641)	(321,467)
Domestic Loans [Member] | Credit and Contingent Loans Exposure [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Bank’s Loan Portfolio [Line Items]
Loans and advances to Banks	2,100,933	1,801,100
Commercial loans
Loans to customers	20,008,787	20,279,201
Domestic Loans [Member] | Allowances Established [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Bank’s Loan Portfolio [Line Items]
Loans and advances to Banks
Commercial loans
Loans to customers	(259,349)	(321,208)
Foreign Loans [Member] | Credit and Contingent Loans Exposure [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Bank’s Loan Portfolio [Line Items]
Loans and advances to Banks	418,998	373,692
Commercial loans
Loans to customers	21,257	29,544
Foreign Loans [Member] | Allowances Established [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Bank’s Loan Portfolio [Line Items]
Loans and advances to Banks	(1,341)	(1,641)
Commercial loans
Loans to customers	(292)	(259)
Gross carrying amount [member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	13,547,435	12,890,795
Gross carrying amount [member] | Allowances Established [Member]
Commercial loans
Loans to customers	(89,640)	(143,489)
Gross carrying amount [member] | Agriculture and livestock [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	788,942	797,920
Gross carrying amount [member] | Agriculture and livestock [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(9,046)	(11,310)
Gross carrying amount [member] | Fruit [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	646,608	663,630
Gross carrying amount [member] | Fruit [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(4,456)	(4,903)
Gross carrying amount [member] | Forestry [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	101,406	102,548
Gross carrying amount [member] | Forestry [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(1,352)	(1,369)
Gross carrying amount [member] | Fishing [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	26,339	30,513
Gross carrying amount [member] | Fishing [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(788)	(1,331)
Gross carrying amount [member] | Mining [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	417,164	314,890
Gross carrying amount [member] | Mining [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(2,532)	(4,666)
Gross carrying amount [member] | Oil and natural gas [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	416	1,011
Gross carrying amount [member] | Oil and natural gas [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(8)	(15)
Gross carrying amount [member] | Foods, beverages and tobacco [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	513,197	594,923
Gross carrying amount [member] | Foods, beverages and tobacco [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(10,565)	(12,316)
Gross carrying amount [member] | Textiles, leather goods and footwear [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	33,100	33,145
Gross carrying amount [member] | Textiles, leather goods and footwear [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(599)	(625)
Gross carrying amount [member] | Woods and furnitures [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	78,409	105,551
Gross carrying amount [member] | Woods and furnitures [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(1,295)	(1,553)
Gross carrying amount [member] | Cellulose, Paper and printing [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	16,931	20,974
Gross carrying amount [member] | Cellulose, Paper and printing [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(591)	(598)
Gross carrying amount [member] | Chemicals and petroleum products [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	298,883	365,239
Gross carrying amount [member] | Chemicals and petroleum products [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(2,046)	(3,290)
Gross carrying amount [member] | Metal, non-metal, machine or others [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	551,922	574,496
Gross carrying amount [member] | Metal, non-metal, machine or others [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(7,367)	(9,612)
Gross carrying amount [member] | Electricity, gas and water [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	439,473	463,558
Gross carrying amount [member] | Electricity, gas and water [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(2,361)	(3,784)
Gross carrying amount [member] | Residential construction [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	265,086	271,923
Gross carrying amount [member] | Residential construction [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(9,699)	(10,596)
Gross carrying amount [member] | Non-residential construction (office, civil engineering) [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	409,154	356,241
Gross carrying amount [member] | Non-residential construction (office, civil engineering) [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(11,060)	(8,432)
Gross carrying amount [member] | Wholesale [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	1,798,723	2,037,033
Gross carrying amount [member] | Wholesale [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(34,250)	(33,387)
Gross carrying amount [member] | Retail, restaurants and hotels [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	1,016,553	1,049,042
Gross carrying amount [member] | Retail, restaurants and hotels [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(34,404)	(39,240)
Gross carrying amount [member] | Transport and storage [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	1,105,436	1,210,250
Gross carrying amount [member] | Transport and storage [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(16,599)	(21,849)
Gross carrying amount [member] | Communications [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	102,522	232,984
Gross carrying amount [member] | Communications [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(2,121)	(3,989)
Gross carrying amount [member] | Financial services [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	3,219,991	2,990,516
Gross carrying amount [member] | Financial services [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(9,217)	(12,372)
Gross carrying amount [member] | Business services [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	1,976,971	2,023,906
Gross carrying amount [member] | Business services [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(38,908)	(48,802)
Gross carrying amount [member] | Real estate services [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	3,380,997	3,342,071
Gross carrying amount [member] | Real estate services [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(16,259)	(41,833)
Gross carrying amount [member] | Student loans [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	56,924	59,753
Gross carrying amount [member] | Student loans [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(2,744)	(3,628)
Gross carrying amount [member] | Government administration, defence and police force [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	21,438	26,146
Gross carrying amount [member] | Government administration, defence and police force [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(269)	(317)
Gross carrying amount [member] | Social services and other community services [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	900,822	833,275
Gross carrying amount [member] | Social services and other community services [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(13,044)	(13,933)
Gross carrying amount [member] | Personal services [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	1,862,637	1,807,207
Gross carrying amount [member] | Personal services [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(28,061)	(27,717)
Gross carrying amount [member] | Residential mortgage loans [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	12,310,768	11,422,322
Gross carrying amount [member] | Residential mortgage loans [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(33,502)	(50,646)
Gross carrying amount [member] | Consumer loans [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	5,310,462	4,995,230
Gross carrying amount [member] | Consumer loans [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(417,044)	(449,496)
Gross carrying amount [member] | Domestic Loans [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	13,547,435	12,890,795
Gross carrying amount [member] | Domestic Loans [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(89,640)	(143,489)
Gross carrying amount [member] | Domestic Loans [Member] | Agriculture and livestock [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	788,942	797,920
Gross carrying amount [member] | Domestic Loans [Member] | Agriculture and livestock [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(9,046)	(11,310)
Gross carrying amount [member] | Domestic Loans [Member] | Fruit [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	646,608	663,630
Gross carrying amount [member] | Domestic Loans [Member] | Fruit [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(4,456)	(4,903)
Gross carrying amount [member] | Domestic Loans [Member] | Forestry [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	101,406	102,548
Gross carrying amount [member] | Domestic Loans [Member] | Forestry [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(1,352)	(1,369)
Gross carrying amount [member] | Domestic Loans [Member] | Fishing [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	26,339	30,513
Gross carrying amount [member] | Domestic Loans [Member] | Fishing [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(788)	(1,331)
Gross carrying amount [member] | Domestic Loans [Member] | Mining [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	417,164	314,890
Gross carrying amount [member] | Domestic Loans [Member] | Mining [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(2,532)	(4,666)
Gross carrying amount [member] | Domestic Loans [Member] | Oil and natural gas [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	416	1,011
Gross carrying amount [member] | Domestic Loans [Member] | Oil and natural gas [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(8)	(15)
Gross carrying amount [member] | Domestic Loans [Member] | Foods, beverages and tobacco [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	513,197	594,923
Gross carrying amount [member] | Domestic Loans [Member] | Foods, beverages and tobacco [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(10,565)	(12,316)
Gross carrying amount [member] | Domestic Loans [Member] | Textiles, leather goods and footwear [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	33,100	33,145
Gross carrying amount [member] | Domestic Loans [Member] | Textiles, leather goods and footwear [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(599)	(625)
Gross carrying amount [member] | Domestic Loans [Member] | Woods and furnitures [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	78,409	105,551
Gross carrying amount [member] | Domestic Loans [Member] | Woods and furnitures [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(1,295)	(1,553)
Gross carrying amount [member] | Domestic Loans [Member] | Cellulose, Paper and printing [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	16,931	20,974
Gross carrying amount [member] | Domestic Loans [Member] | Cellulose, Paper and printing [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(591)	(598)
Gross carrying amount [member] | Domestic Loans [Member] | Chemicals and petroleum products [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	298,883	365,239
Gross carrying amount [member] | Domestic Loans [Member] | Chemicals and petroleum products [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(2,046)	(3,290)
Gross carrying amount [member] | Domestic Loans [Member] | Metal, non-metal, machine or others [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	551,922	574,496
Gross carrying amount [member] | Domestic Loans [Member] | Metal, non-metal, machine or others [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(7,367)	(9,612)
Gross carrying amount [member] | Domestic Loans [Member] | Electricity, gas and water [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	438,147	463,558
Gross carrying amount [member] | Domestic Loans [Member] | Electricity, gas and water [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(2,342)	(3,784)
Gross carrying amount [member] | Domestic Loans [Member] | Residential construction [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	265,086	271,923
Gross carrying amount [member] | Domestic Loans [Member] | Residential construction [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(9,699)	(10,596)
Gross carrying amount [member] | Domestic Loans [Member] | Non-residential construction (office, civil engineering) [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	409,154	356,241
Gross carrying amount [member] | Domestic Loans [Member] | Non-residential construction (office, civil engineering) [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(11,060)	(8,432)
Gross carrying amount [member] | Domestic Loans [Member] | Wholesale [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	1,798,723	2,037,033
Gross carrying amount [member] | Domestic Loans [Member] | Wholesale [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(34,250)	(33,387)
Gross carrying amount [member] | Domestic Loans [Member] | Retail, restaurants and hotels [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	1,016,553	1,042,290
Gross carrying amount [member] | Domestic Loans [Member] | Retail, restaurants and hotels [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(34,404)	(39,141)
Gross carrying amount [member] | Domestic Loans [Member] | Transport and storage [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	1,105,436	1,210,250
Gross carrying amount [member] | Domestic Loans [Member] | Transport and storage [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(16,599)	(21,849)
Gross carrying amount [member] | Domestic Loans [Member] | Communications [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	102,522	232,984
Gross carrying amount [member] | Domestic Loans [Member] | Communications [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(2,121)	(3,989)
Gross carrying amount [member] | Domestic Loans [Member] | Financial services [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	3,219,991	2,990,516
Gross carrying amount [member] | Domestic Loans [Member] | Financial services [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(9,217)	(12,372)
Gross carrying amount [member] | Domestic Loans [Member] | Business services [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	1,976,971	2,004,481
Gross carrying amount [member] | Domestic Loans [Member] | Business services [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(38,908)	(48,666)
Gross carrying amount [member] | Domestic Loans [Member] | Real estate services [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	3,361,066	3,338,704
Gross carrying amount [member] | Domestic Loans [Member] | Real estate services [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(15,986)	(41,809)
Gross carrying amount [member] | Domestic Loans [Member] | Student loans [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	56,924	59,753
Gross carrying amount [member] | Domestic Loans [Member] | Student loans [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(2,744)	(3,628)
Gross carrying amount [member] | Domestic Loans [Member] | Government administration, defence and police force [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	21,438	26,146
Gross carrying amount [member] | Domestic Loans [Member] | Government administration, defence and police force [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(269)	(317)
Gross carrying amount [member] | Domestic Loans [Member] | Social services and other community services [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	900,822	833,275
Gross carrying amount [member] | Domestic Loans [Member] | Social services and other community services [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(13,044)	(13,933)
Gross carrying amount [member] | Domestic Loans [Member] | Personal services [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	1,862,637	1,807,207
Gross carrying amount [member] | Domestic Loans [Member] | Personal services [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(28,061)	(27,717)
Gross carrying amount [member] | Domestic Loans [Member] | Residential mortgage loans [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	12,310,768	11,422,322
Gross carrying amount [member] | Domestic Loans [Member] | Residential mortgage loans [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(33,502)	(50,646)
Gross carrying amount [member] | Domestic Loans [Member] | Consumer loans [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	5,310,462	4,995,230
Gross carrying amount [member] | Domestic Loans [Member] | Consumer loans [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(417,044)	(449,496)
Gross carrying amount [member] | Foreign Loans [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Agriculture and livestock [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Agriculture and livestock [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Fruit [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Fruit [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Forestry [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Forestry [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Fishing [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Fishing [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Mining [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Mining [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Oil and natural gas [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Oil and natural gas [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Foods, beverages and tobacco [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Foods, beverages and tobacco [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Textiles, leather goods and footwear [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Textiles, leather goods and footwear [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Woods and furnitures [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Woods and furnitures [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Cellulose, Paper and printing [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Cellulose, Paper and printing [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Chemicals and petroleum products [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Chemicals and petroleum products [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Metal, non-metal, machine or others [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Metal, non-metal, machine or others [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Electricity, gas and water [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	1,326
Gross carrying amount [member] | Foreign Loans [Member] | Electricity, gas and water [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(19)
Gross carrying amount [member] | Foreign Loans [Member] | Residential construction [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Residential construction [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Non-residential construction (office, civil engineering) [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Non-residential construction (office, civil engineering) [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Wholesale [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Wholesale [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Retail, restaurants and hotels [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers		6,752
Gross carrying amount [member] | Foreign Loans [Member] | Retail, restaurants and hotels [Member] | Allowances Established [Member]
Commercial loans
Loans to customers		(99)
Gross carrying amount [member] | Foreign Loans [Member] | Transport and storage [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Transport and storage [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Communications [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Communications [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Financial services [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Financial services [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Business services [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers		19,425
Gross carrying amount [member] | Foreign Loans [Member] | Business services [Member] | Allowances Established [Member]
Commercial loans
Loans to customers		(136)
Gross carrying amount [member] | Foreign Loans [Member] | Real estate services [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	19,931	3,367
Gross carrying amount [member] | Foreign Loans [Member] | Real estate services [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(273)	(24)
Gross carrying amount [member] | Foreign Loans [Member] | Student loans [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Student loans [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Government administration, defence and police force [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Government administration, defence and police force [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Social services and other community services [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Social services and other community services [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Personal services [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Personal services [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Residential mortgage loans [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Residential mortgage loans [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Consumer loans [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Consumer loans [Member] | Allowances Established [Member]
Commercial loans
Loans to customers